RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED-PARTY TRANSACTIONS
Schedule of calculation of asset management fees payable to related party as a percentage of the daily average gross fair value of investments

Daily Average Gross Fair Value of Investments
		Quarterly Fee Percentage
From Greater of	To and Including
(In thousands)
$—	$500,000	0.2500%
500,000	1,000,000	0.2375
1,000,000	1,500,000	0.2250
1,500,000	4,000,000	0.2125
4,000,000	20,000,000	0.1000